Non-current and current financial debts - Schedule of financial debts (Details) € in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 06, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,581	$ 4,541
Total current financial debts	100	107
Total financial debts	4,681	4,648
Local facilities (Japan), floating rate debt due 2025
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	27	0
Total current financial debts	$ 52	69
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%
Total non-current financial debts	$ 498	497
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.375%			2.375%	2.375%
Total non-current financial debts	$ 538	527
Total financial debts				$ 537	€ 500
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Total non-current financial debts	$ 994	994
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%
Total non-current financial debts	$ 746	746
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%		5.375%
Total non-current financial debts	$ 693	692
Total financial debts			$ 700
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%
Total non-current financial debts	$ 494	494
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%		5.75%
Total non-current financial debts	$ 591	591
Total financial debts			$ 600
Revolving facility, floating rate due 2026
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0	0
Local facilities, all others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	40	2
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	7	26
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 1	$ 10